EQUITY INVESTMENTS - Schedule of Equity Method Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Increase (Decrease) In Equity Method Investments [Roll Forward]
Beginning balance	$ 6,354
Equity method investment loss	(2,506)
Ending balance	3,848
Spiegel Venture
Increase (Decrease) In Equity Method Investments [Roll Forward]
Beginning balance	1,736
Equity method investment loss	(1,736)
Ending balance	0
Impairment of equity method investment	100
Nebula
Increase (Decrease) In Equity Method Investments [Roll Forward]
Beginning balance	4,618
Equity method investment loss	(770)
Ending balance	$ 3,848